DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about temporary differences between the carrying amount of assets and liabilities [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
PP&E	(96,871)	(81,924)
Decommissioning obligation	5,316	6,801
Lease liability	1,179	903
Share and debt issue costs	(1,225)	(980)
Foreign exchange	294	(505)
Unrealized loss on risk management contracts	(2,761)	6,004
Charitable donations	167	160
Non-capital losses	62,181	101,621
Deferred income tax asset not recognized	-	(32,080)
Deferred income tax liability	(31,720)	-

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Net profit (loss) before income taxes	256,820	(71,821)	53,410
Statutory income tax rate	23.00%	23.00%	23.99%
	59,069	(16,519)	12,813
Increase (decrease) resulting from:
Share-based compensation	2,310	3,229	1,716
Warrant revaluation	2,441	22	(955)
Rate change	228	(50)	(586)
Change in unrecognized tax assets	(32,080)	12,000	(13,617)
Other	(248)	1,318	629
Deferred income tax expense	31,720	-	-